Loans - Schedule of Loans (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Short-term loans:
Short-term loan, Total	$ 5,862,922	$ 1,643,993
Long-term loans:
Current portion	29,375,697	485,556
Non-current portion	39,559,052	26,410,701
Everbright Bank [Member]
Short-term loans:
Short-term loan, Total	4,146,945
Post Savings Bank of China [Member]
Short-term loans:
Short-term loan, Total	714,990	684,997
Industrial Bank [Member]
Short-term loans:
Short-term loan, Total	1,000,987	958,996
China Construction Bank [Member]
Long-term loans:
Long-term loan, Total	68,917,581	26,809,352
WeBank Co., Ltd. [Member]
Long-term loans:
Long-term loan, Total	$ 17,168	$ 86,905